UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-9018

                      AMERICAN AADVANTAGE MILEAGE FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        WILLIAM F. QUINN, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2003

                  Date of reporting period: June 30, 2003


ITEM 1. REPORT TO STOCKHOLDERS.

                   [LOGO OF AMERICAN AADVANTAGE MILEAGE FUNDS]
                      AMERICAN AADVANTAGE MILEAGE FUNDS (R)

-----------------------------------[GRAPHIC]------------------------------------

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003

                                   [GRAPHIC]

                                                              MONEY MARKET FUNDS

                                                               Money Market Fund
                                               U.S. Government Money Market Fund
                                                     Municipal Money Market Fund

                           MANAGED BY AMR INVESTMENTS

ABOUT AMR INVESTMENTS
--------------------------------------------------------------------------------
AMR Investments is an experienced provider of investment advisory services to institutional and retail markets. We act as manager of the American AAdvantage Funds, a family of diversified mutual funds, and offer customized fixed income portfolio management services.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, and other institutional investors.

AMR Investments is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc.

Incorporated in 1986, we are directly responsible for the investment management and oversight of AMR Corporation's defined benefit and defined contribution plans, as well as its fixed income investments.

CONTENTS
--------------------------------------------------------------------------------
President's Message ........................................                  1

Financial Highlights

   Money Market Mileage Fund ...............................                 14

   U.S. Government
   Money Market Mileage Fund ...............................                 16

   Municipal Money Market Mileage Fund .....................                 18

Schedule of Investments

   Money Market Portfolio ..................................                 20

   U.S. Government
   Money Market Portfolio ..................................                 22

   Municipal Money Market Portfolio ........................                 23

Additional Information .....................................  Inside Back Cover

          ----------------------------------------------------------------------
          Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each adviser's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, AMR Investment Services, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.
          ----------------------------------------------------------------------

American AAdvantage Mileage Funds                                  June 30, 2003

                                                    [GRAPHIC OF AMR INVESTMENTS]

FELLOW SHAREHOLDERS:

I am pleased to present you with the Semi-Annual Report for the American AAdvantage Mileage Funds for the six months ended June 30, 2003. While this period was marked with some uncertainty, investors were pleased as most major stock market indices posted positive returns for the first time in three years. June ended with a new low for interest rates as the Fed Funds rate was decreased by 25 basis points to 1.00%.

     The past six months saw a quick resolution to the war in Iraq, the lowest interest rates in 45 years, the ongoing fight against global terrorism, the effects of the SARS epidemic, and a tax cut.

      The Money Market Mileage Fund-Mileage Class returned 0.41% for the six months, outperforming the Lipper Money Market Instrument Average return of 0.26%. The Municipal Money Market Mileage Fund-Mileage Class outpaced the Lipper Tax-Exempt Money Market Average with a return of 0.34% versus 0.27% for the Average.

     In mid-July, Federal Reserve Chairman Alan Greenspan expressed his belief that the economy would post stronger growth by year's end. He cautioned against deflation, renewing his commitment to keep interest rates low for a prolonged period. Thus, we will continue to closely monitor Federal Reserve policy and structure the Funds accordingly.

     Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. We value the trust you have placed in the American AAdvantage Mileage Funds. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access fund and account information at www.aafunds.com. Thank you for your continued confidence in the American AAdvantage Mileage Funds.

                                               Sincerely,

                                               /s/ William F. Quinn

                                               William F. Quinn
                                               President
                                               American AAdvantage Mileage Funds

ECONOMIC OVERVIEW
================================================================================

The year began with the possibility of war with Iraq, unemployment on the rise and a stock market that had bounced back from previous lows. After a successful campaign in Iraq, the Bush Administration shifted its focus to stimulating the economy through tax cuts. However, a great deal of uncertainty surrounded short-term interest rates, as the world economy remained weak and excess capacity continued to hinder the goods and labor markets. Federal Reserve Chairman Alan Greenspan expressed concern over deflation, indicating that policymakers would be diligent in monitoring the potential threat of falling prices. Subsequently, the overnight Fed Funds Rate was lowered by 25 basis points to 1% in June. This was the lowest overnight level in over forty-five years. In addition, the housing market remained robust due to historically low interest rates, which prompted a refinancing boom. However, the employment picture remained weak, as the unemployment rate rose to 6.4% in June - a rate not seen since 1994. By the end of June, overall consumer confidence had picked up, and the stock market posted some significantly positive returns.

     Looking forward, all indications are that the Federal Reserve Bank will continue to implement an accommodative monetary policy until they see a prolonged period of stronger economic data. The low interest rates should have a positive effect on consumer spending, while the recent drop in the dollar should spur commercial spending. This positive outlook has led many economists to forecast an increase in economic activity for the second half of the year.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MONEY MARKET MILEAGE FUND(SM)
================================================================================

     The American AAdvantage Money Market Mileage Fund adopted a neutral stance in the first quarter of the year in anticipation of a stable interest rate environment. However, as forecasts indicated lower interest rates during the second quarter, the weighted average maturity was extended close to 60 days. This strategy proved successful as the Federal Reserve Bank lowered interest rates at the June 25th FOMC meeting.

     For the six months ended June 30, 2003, the total return of the American AAdvantage Money Market Mileage Fund - Mileage Class was 0.41%. The Fund outperformed the Lipper Money Market Instrument Average return of 0.26% by 15 basis points.

     The Fund will continue to look for opportunities in both the variable rate securities and commercial paper markets in the months ahead.

                 MILEAGE CLASS TOTAL RETURNS AS OF JUNE 30, 2003

                            [CHART OF MILEAGE CLASS]

                       American AAdvantage              Lipper Money Market
                    Money Market Mileage Fund           Instrument Average
1 Year                       1.02%                             0.72%
3 Years*                     2.86%                             2.56%
5 Years*                     3.76%                             3.47%
10 Years*                    4.27%                             4.08%

                               [END CHART]

             *Annualized

                                                     ANNUALIZED TOTAL RETURNS
                                                ===================================
                                                          AS OF 6/30/03
                                                -----------------------------------
                                         1 YEAR              5 YEARS         10 YEARS
                                         ------              -------         --------
Mileage Class (1,2) ...............       1.02%               3.76%            4.27%
Platinum Class (1,3) ..............       0.41%               3.26%            3.91%

1 Past performance is not indicative of future performance. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in this Fund.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Thus, performance results shown from that date through June 30, 2003 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

3 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Performance results shown from that date through January 28, 1996 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on January 29, 1996. Thus, performance results from that date through June 30, 2003 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF JUNE 30, 2003

                                      MILEAGE CLASS      PLATINUM CLASS
                                      -------------      --------------
7-day Current Yield*                      0.71%               0.06%
7-day Effective Yield*                    0.71%               0.06%
30-day Yield*                             0.76%               0.10%
Weighted Average Maturity               37 Days             37 Days

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF JUNE 30, 2003

Metropolitan Life Insurance Company                            7.8%
Bank One, NA                                                   7.4%
General Electric Capital Assurance Company                     5.9%
National City Bank                                             5.6%
Goldman Sachs Group, LP                                        4.8%
Tulip Funding Corporation                                      4.7%
General Electric Capital Corporation                           4.3%
Southtrust Bank, NA                                            3.6%
Merrill Lynch & Company, Incorporated                          3.6%
Branch Banking & Trust Company                                 3.6%

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET MILEAGE FUND (SM)
================================================================================

     As short-term interest rates remained flat to declining during the first half of the year, the American AAdvantage U.S. Government Money Market Mileage Fund maintained a weighted average maturity towards 60 days. This was accomplished primarily by purchasing fixed rate agencies with maturities of six months to one year. In addition to term agencies, the Fund maintained liquidity by investing in overnight investments such as repurchase agreements. This strategy worked well during the past six months as the Federal Reserve Bank lowered the Fed Funds Rate in June to 1.00%.

     For the six months ended June 30, 2003, the total return of the American AAdvantage U.S. Government Money Market Mileage Fund - Mileage Class was 0.25% as compared to the Lipper U.S. Government Money Market Average return of 0.28%.

     In anticipation of a prolonged period of a stable overnight rate, the Fund will seek to take advantage of a positively sloped yield curve. The weighted average maturity will likely remain in the 40 to 50 day range until the economy shows stronger signs of strength.

                 MILEAGE CLASS TOTAL RETURNS AS OF JUNE 30, 2003

                            [CHART OF MILEAGE CLASS]

                      American AAdvantage                  Lipper U.S.
                        U.S. Government                     Government
                  Money Market Mileage Fund            Money Market Average
1 Year                      0.66%                              0.76%
3 Years*                    2.70%                              2.60%
5 Years*                    3.59%                              3.48%
10 Years*                   4.11%                              4.04%

                                   [END CHART]

             *Annualized

                                                  ANNUALIZED TOTAL RETURNS
                                         ===========================================
                                                        AS OF 6/30/03
                                         -------------------------------------------
                                         1 YEAR            5 YEARS          10 YEARS
                                         ------            -------          --------
Mileage Class (1,2) ..............        0.66%             3.59%             4.11%
Platinum Class (1,3) .............        0.32%             3.27%             3.95%

1 Past performance is not indicative of future performance. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1993 are for the Companion Fund's Institutional Class of shares and from November 1, 1993 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering its shares on November 1, 1995. Thus, performance results shown from that date through June 30, 2003 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

3 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1993 are for the Companion Fund's Institutional Class of shares and from November 1, 1993 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering its shares on November 1, 1995. Performance results shown from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through June 30, 2003 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF JUNE 30, 2003

                                     MILEAGE CLASS       PLATINUM CLASS
                                     -------------       --------------
7-day Current Yield*                      0.55%               0.06%
7-day Effective Yield*                    0.56%               0.06%
30-day Yield*                             0.64%               0.11%
Weighted Average Maturity               37 Days             37 Days

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET MILEAGE FUND (SM)
================================================================================

     In anticipation of a stable interest rate environment, the American AAdvantage Municipal Money Market Mileage Fund began the year with a neutral average maturity. However, as interest rates began to fall, commercial paper was purchased to extend the weighted average maturity of the portfolio. Maturity dates in April and August were targeted, as those months typically see an increase in short-term rates. During this period, the Fund continued to purchase variable rate commercial paper backed by letters of credit and short-term notes with the highest ratings.

     For the six months ended June 30, 2003, the total return of the American AAdvantage Municipal Money Market Mileage Fund - Mileage Class was 0.34%. The Fund outperformed the Lipper Tax-Exempt Money Market Average return of 0.27% by 7 basis points.

     As we move forward, the Fund will continue to look for opportunities within the commercial paper and fixed-rate note markets.

                 MILEAGE CLASS TOTAL RETURNS AS OF JUNE 30, 2003

                            [CHART OF MILEAGE CLASS]

                      American AAdvantage
                          Municipal                         Lipper Tax-Exempt
                  Money Market Mileage Fund               Money Market Average
1 Year                      0.75%                                0.67%
3 Years*                    1.72%                                1.72%
5 Years*                    2.22%                                2.20%
Since Inception*            2.61%                                2.57%

                                   [END CHART]

             *Annualized

                                                   ANNUALIZED TOTAL RETURNS
                                         ===========================================
                                                        AS OF 6/30/03
                                         -------------------------------------------
                                                                              SINCE
                                         1 YEAR            5 YEARS            INCEP.
                                         ------            -------            ------
Mileage Class (1,2) ..............        0.75%             2.22%             2.61%
Platinum Class (1,3) .............        0.20%             1.85%             2.42%

1 Past performance is not indicative of future performance. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Thus, performance results shown from that date through June 30, 2003 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

3 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Performance results shown from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through June 30, 2003 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF JUNE 30, 2003

                                     MILEAGE CLASS       PLATINUM CLASS
                                     -------------       --------------
7-day Current Yield*                      0.58%               0.05%
7-day Effective Yield*                    0.58%               0.05%
30-day Yield*                             0.62%               0.08%
Weighted Average Maturity               15 Days             15 Days

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF JUNE 30, 2003

State of Texas Tax and Revenue                              14.5%
Moffat County, Colorado Pollution Control                    8.0%
Gulf Coast Waste Disposal Authority (Texas)                  7.0%
Pierce County, Washington Economic
   Development Corporation                                   6.2%
Claremore Industrial and Redevelopment
   Authority                                                 6.0%
Brazos Harbor Industrial Development
   Corporation                                               6.0%
Clark County, Nevada Highway Revenue                         4.8%
Alachua County, Florida Housing
   Financial Authority                                       4.4%
Ohio Water Development Authority                             4.1%
South Carolina JOBS Economic Development
   Authority                                                 4.1%

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)
================================================================================

                                                                                      U.S. GOVERNMENT       MUNICIPAL
                                                                      MONEY MARKET      MONEY MARKET      MONEY MARKET
                                                                      ------------    ---------------     ------------
                                                                                (IN THOUSANDS, EXCEPT SHARE
                                                                                   AND PER SHARE AMOUNTS)
ASSETS:
   Investment in Portfolio, at value .............................    $    512,601       $    19,775       $    31,302
   Receivable for fund shares sold ...............................              23                 -                 -
                                                                      ------------       -----------       -----------
      TOTAL ASSETS ...............................................         512,624            19,775            31,302
                                                                      ------------       -----------       -----------
LIABILITIES:
   Payable for fund shares redeemed ..............................              37                 1                 -
   Distribution fees payable .....................................             105                 4                 6
   Administrative services fees payable (Note 2) .................             285                 4                 6
   Other liabilities .............................................              54                13                12
                                                                      ------------       -----------       -----------
      TOTAL LIABILITIES ..........................................             481                22                24
                                                                      ------------       -----------       -----------
NET ASSETS .......................................................    $    512,143       $    19,753       $    31,278
                                                                      ============       ===========       ===========
ANALYSIS OF NET ASSETS:
   Paid-in-capital ...............................................         512,143            19,753            31,278
                                                                      ------------       -----------       -----------
NET ASSETS .......................................................    $    512,143       $    19,753       $    31,278
                                                                      ============       ===========       ===========
Shares outstanding (no par value):
   Mileage Class: ................................................      55,459,704        13,746,446        23,945,331
                                                                      ============       ===========       ===========
   Platinum Class: ...............................................     456,683,857         6,006,919         7,332,516
                                                                      ============       ===========       ===========
Net asset value, offering and redemption price per share:
   Mileage Class: ................................................    $       1.00       $      1.00       $      1.00
                                                                      ============       ===========       ===========

   Platinum Class: ...............................................    $       1.00       $      1.00       $      1.00
                                                                      ============       ===========       ===========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2003 (Unaudited)
================================================================================

                                                                                      U.S. GOVERNMENT       MUNICIPAL
                                                                      MONEY MARKET      MONEY MARKET      MONEY MARKET
                                                                      ------------    ---------------     ------------
                                                                                       (IN THOUSANDS)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
   Interest income .............................................        $ 3,738            $ 149             $ 210
   Portfolio expenses ..........................................           (316)             (14)              (21)
                                                                        -------            -----             -----
      NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO ...........          3,422              135               189
                                                                        -------            -----             -----
FUND EXPENSES:
   Administrative service fees (Note 2) ........................            278               11                17
   Administrative service fees - Platinum Class (Note 2) .......          1,608               22                24
   Transfer agent fees - Mileage Class .........................              6               15                 2
   Transfer agent fees - Platinum Class ........................             13                -                 -
   Professional fees ...........................................             20                1                 2
   Registration fees and expenses ..............................             19               12                11
   Distribution fees - Mileage Class (Note 2) ..................             76               20                32
   Distribution fees - Platinum Class (Note 2) .................            619                8                 9
   Accounting expenses .........................................              3                2                 -
   Other expenses ..............................................             37                4                 2
                                                                        -------            -----             -----
      TOTAL FUND EXPENSES ......................................          2,679               95                99
                                                                        -------            -----             -----
LESS REIMBURSEMENT OF FUND EXPENSES (NOTE 2) ...................              1                3                 1
                                                                        -------            -----             -----
      NET FUND EXPENSES ........................................          2,678               92                98
                                                                        -------            -----             -----
NET INVESTMENT INCOME ..........................................            744               43                91
                                                                        -------            -----             -----
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
   Net realized gain on investments ............................              4                -                 -
                                                                        -------            -----             -----
      NET GAIN ON INVESTMENTS ..................................              4                -                 -
                                                                        -------            -----             -----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........        $   748            $  43             $  91
                                                                        =======            =====             =====

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                      MONEY MARKET
                                                                            ----------------------------------
                                                                             SIX MONTHS
                                                                                ENDED              YEAR ENDED
                                                                            JUNE 30, 2003         DECEMBER 31,
                                                                             (UNAUDITED)              2002
                                                                            -------------         ------------
                                                                                      (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income ................................................    $     744             $   5,923
   Net realized gain on investments .....................................            4                     3
                                                                             ---------             ---------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         748                 5,926
                                                                             ---------             ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income - Mileage Class ................................         (255)                 (936)
   Net investment income - Platinum Class ...............................         (489)               (4,988)
   Net realized gain on investments - Mileage Class .....................            -                     -
   Net realized gain on investments - Platinum Class ....................           (4)                   (3)
                                                                             ---------             ---------
      DISTRIBUTIONS TO SHAREHOLDERS: ....................................         (748)               (5,927)
                                                                             ---------             ---------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares ........................................       73,941               239,488
   Reinvestment of dividends and distributions ..........................          742                 5,915
   Cost of shares redeemed ..............................................     (180,666)             (392,212)
                                                                             ---------             ---------
      NET DECREASE IN NET ASSETS FROM CAPITAL
         SHARE TRANSACTIONS .............................................     (105,983)             (146,809)
                                                                             ---------             ---------
NET DECREASE IN NET ASSETS ..............................................     (105,983)             (146,810)
NET ASSETS:
   Beginning of period ..................................................      618,126               764,936
                                                                             ---------             ---------
   END OF PERIOD ........................................................    $ 512,143             $ 618,126
                                                                             =========             =========

                             See accompanying notes
--------------------------------------------------------------------------------

================================================================================

  U.S. GOVERNMENT MONEY MARKET            MUNICIPAL MONEY MARKET
--------------------------------      -------------------------------
  SIX MONTHS                            SIX MONTHS
    ENDED            YEAR ENDED           ENDED           YEAR ENDED
JUNE 30, 2003       DECEMBER 31,      JUNE 30, 2003      DECEMBER 31,
 (UNAUDITED)            2002           (UNAUDITED)           2002
-------------       ------------      -------------      ------------
                            (IN THOUSANDS)


   $    43            $   315            $    91           $   219
         -                  3                  -                 -
   -------            -------            -------           -------
        43                318                 91               219
   -------            -------            -------           -------

       (39)              (223)               (87)             (194)
        (4)               (92)                (4)              (25)
         -                 (2)                 -                 -
         -                 (1)                 -                 -
   -------            -------            -------           -------
       (43)              (318)               (91)             (219)
   -------            -------            -------           -------

     5,994             55,481             32,315            35,403
        42                317                 90               218
   (13,324)           (63,458)           (33,555)          (37,450)
   -------            -------            -------           -------

    (7,288)            (7,660)            (1,150)           (1,829)
   -------            -------            -------           -------
    (7,288)            (7,660)            (1,150)           (1,829)

    27,041             34,701             32,428            34,257
   -------            -------            -------           -------
   $19,753            $27,041            $31,278           $32,428
   =======            =======            =======           =======

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Mileage Funds (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated February 14, 1995 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company with separate series. The following series are included in this report: American AAdvantage Money Market Mileage Fund, American AAdvantage U.S. Government Money Market Mileage Fund and American AAdvantage Municipal Money Market Mileage Fund (each a "Fund" and collectively the "Funds"). The Funds commenced active operations on November 1, 1995. The U.S. Government Money Market and Municipal Money Market Mileage Funds commenced sales of a second class of shares designated as "Platinum Class" on November 1, 1999. At the same time, the existing shares of the U.S. Government Money Market and Municipal Money Market Mileage Funds were redesignated as "Mileage Class" shares.

     Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

AMERICAN AADVANTAGE:    -->  INVESTS ASSETS IN -->       AMR INVESTMENT SERVICES TRUST:
--------------------                                     ------------------------------
Money Market Mileage Fund                                Money Market Portfolio
U.S. Government Money Market Mileage Fund                U.S. Government Money Market Portfolio
Municipal Money Market Mileage Fund                      Municipal Money Market Portfolio

     Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (12.18%, 8.06% and 75.44% at June 30, 2003 of the AMR Investment Services Trust Money Market, U.S. Government Money Market and Municipal Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

   Valuation of Investments

     Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

   Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than accounting principles generally accepted in the United States.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
June 30, 2003 (Unaudited)
================================================================================

   Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     All dividends paid by the Municipal Money Market Mileage Fund were "exempt
- interest dividends" and therefore are 100% free of any regular federal income tax. Approximately 22% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

   Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses directly attributable to a Class of shares are charged to that Class. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

   Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the Class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of Class shares outstanding.

   Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2.   TRANSACTIONS WITH AFFILIATES

   Management Agreement

     The Manager and the Trust entered into a Management Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing administrative duties required under the Management Agreement, the Manager receives an annualized fee of 0.10% of the average daily net assets of each of the Funds.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
June 30, 2003 (Unaudited)
================================================================================

   Administrative Services Plan

     The Trust has adopted an Administrative Services Plan with respect to the Platinum Class of the Funds. As compensation for providing administrative services, the Manager receives an annual fee of 0.65% of the average daily net assets of each of the Platinum Classes of the Funds.

   Distribution Plan

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. A separate plan has been adopted by the Mileage Class and Platinum Class of the Funds. Under each Plan, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of each Class or Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. During the six months ended June 30, 2003, the Manager waived distribution fees as follows:

FUND                                                                                 AMOUNT
----                                                                                 ------
Money Market Mileage Fund
   Platinum Class ................................................................   $  889
U.S. Government Money Market Mileage Fund
   Platinum Class ................................................................    2,534
Municipal Money Market Mileage Fund
   Platinum Class ................................................................      946

   Reimbursement of Expenses

     The Manager has contractually agreed to reimburse the Platinum Class of the Municipal Money Market and U.S. Government Money Market Mileage Funds for other expenses through December 31, 2003 to the extent that total annual fund operating expenses exceed 1.20%. In addition, effective 6/25/03, the Manager agreed to voluntarily waive additional fees to the extent necessary to preserve a certain minimum level of returns for Platinum Class Fund shareholders. Thereafter, for a period of up to three years, each Platinum Class Fund is required to reimburse the Manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense waiver.

   Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended. For the six months ended June 30, 2003, the cost of air transportation was not material to any of the Funds.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
June 30, 2003 (Unaudited)
================================================================================

3.   CAPITAL SHARE TRANSACTIONS

     The tables below summarizes the activity in capital shares of the Funds (in thousands). Each share of the Funds is valued at $1.00:

Six Months Ended June 30, 2003
------------------------------

                                                                      U.S. GOVERNMENT                    MUNICIPAL
                                      MONEY MARKET                     MONEY MARKET                    MONEY MARKET
                                      MILEAGE FUND                     MILEAGE FUND                    MILEAGE FUND
                            --------------------------------   -----------------------------   ------------------------------
                            MILEAGE CLASS     PLATINUM CLASS   MILEAGE CLASS  PLATINUM CLASS   MILEAGE CLASS   PLATINUM CLASS
                            -------------     --------------   -------------  --------------   -------------   --------------
Shares sold .............       18,952            54,989           2,243           3,751           24,301           8,014
Reinvestment of
   dividends ............          254               488              38               4               86               4
Shares redeemed .........      (27,630)         (153,036)         (8,171)         (5,153)         (25,353)         (8,202)
                               -------          --------          ------          ------          -------          ------
Net decrease in
   capital shares
   outstanding ..........       (8,424)          (97,559)         (5,890)         (1,398)            (966)           (184)
                               =======          ========          ======          ======          =======          ======

Year Ended December 31, 2002
----------------------------

                                                                      U.S. GOVERNMENT                    MUNICIPAL
                                      MONEY MARKET                     MONEY MARKET                    MONEY MARKET
                                      MILEAGE FUND                     MILEAGE FUND                    MILEAGE FUND
                            --------------------------------   -----------------------------   ------------------------------
                            MILEAGE CLASS     PLATINUM CLASS   MILEAGE CLASS  PLATINUM CLASS   MILEAGE CLASS   PLATINUM CLASS
                            -------------     --------------   -------------  --------------   -------------   --------------
Shares sold .............       64,014           175,474           38,380          17,101          24,143           11,260
Reinvestment of
   dividends ............          925             4,990              224              93             193               25
Shares redeemed .........      (87,964)         (304,248)         (36,766)        (26,692)        (25,219)         (12,231)
                               -------          --------          -------         -------         -------          -------
Net increase
   (decrease) in
   capital shares
   outstanding ..........      (23,025)         (123,784)           1,838          (9,498)           (883)            (946)
                               =======          ========          =======         =======         =======          =======

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                               MILEAGE CLASS
                                         -----------------------------------------------------------------------------------------
                                          SIX MONTHS                                        TWO MONTHS
                                            ENDED            YEAR ENDED DECEMBER 31,          ENDED        YEAR ENDED OCTOBER 31,
                                           JUNE 30,     --------------------------------   DECEMBER 31,   ------------------------
                                             2003         2002        2001        2000         1999          1999          1998
                                         -----------    --------    --------    --------   ------------   ----------    ----------
                                         (UNAUDITED)
Net asset value, beginning of period..     $  1.00       $  1.00     $  1.00     $  1.00     $   1.00      $   1.00      $   1.00
                                           -------       -------     -------     -------     --------      --------      --------
   Net investment income (A)..........           -          0.01        0.04        0.06         0.01          0.05          0.05
   Less dividends from net
     investment income................           -         (0.01)      (0.04)      (0.06)       (0.01)        (0.05)        (0.05)
                                           -------       -------     -------     -------     --------      --------      --------
Net asset value, end of period........     $  1.00       $  1.00     $  1.00     $  1.00     $   1.00      $   1.00      $   1.00
                                           =======       =======     =======     =======     ========      ========      ========
Total return..........................        0.41%(B)      1.29%       3.76%       6.07%        0.89%(B)      4.74%         5.18%
                                           =======       =======     =======     =======     ========      ========      ========
Ratios and supplemental data:
   Net assets, end of period
     (in thousands)...................     $55,460       $63,884     $86,910     $97,698     $112,653      $124,703      $114,844
   Ratios to average net assets
     (annualized) (A):
        Expenses......................        0.51%         0.63%       0.63%       0.61%        0.57%         0.59%         0.66%
        Net investment income.........        0.83%         1.29%       3.74%       5.87%        5.30%         4.63%         5.07%
        Decrease reflected in
           above expense ratio
           due to absorption of
           expenses by the Manager....           -             -           -           -            -             -          0.03%

--------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B)     Not annualized.

--------------------------------------------------------------------------------

================================================================================

                                      PLATINUM CLASS
-----------------------------------------------------------------------------------------
 SIX MONTHS                                        TWO MONTHS
   ENDED            YEAR ENDED DECEMBER 31,          ENDED        YEAR ENDED OCTOBER 31,
  JUNE 30,     --------------------------------   DECEMBER 31,   ------------------------
    2003         2002        2001        2000         1999          1999          1998
-----------    --------    --------    --------   ------------   ----------    ----------
(UNAUDITED)
 $   1.00      $   1.00    $   1.00    $   1.00     $   1.00      $   1.00       $  1.00
 --------      --------    --------    --------     --------      --------       -------
        -          0.01        0.03        0.05         0.01          0.04          0.05

        -         (0.01)      (0.03)      (0.05)       (0.01)        (0.04)        (0.05)
 --------      --------    --------    --------     --------      --------       -------
 $   1.00      $   1.00    $   1.00    $   1.00     $   1.00      $   1.00       $  1.00
 ========      ========    ========    ========     ========      ========       =======
     0.10%(B)      0.81%       3.32%       5.57%        0.80%(B)      4.22%         4.74%
 ========      ========    ========    ========     ========      ========       =======


 $456,683      $554,242    $678,026    $643,693     $442,218      $342,192       $73,875


     1.15%         1.10%       1.06%       1.08%        1.09%         1.09%         1.09%
     0.20%         0.82%       3.26%       5.46%        4.80%         4.17%         4.64%



        -             -           -           -         0.01%            -          0.03%


--------------------------------------------------------------------------------

AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                               MILEAGE CLASS
                                         -----------------------------------------------------------------------------------------
                                          SIX MONTHS                                        TWO MONTHS
                                            ENDED            YEAR ENDED DECEMBER 31,          ENDED        YEAR ENDED OCTOBER 31,
                                           JUNE 30,     --------------------------------   DECEMBER 31,   ------------------------
                                             2003         2002        2001        2000         1999          1999          1998
                                         -----------    --------    --------    --------   ------------   ----------    ----------
                                         (UNAUDITED)
Net asset value, beginning of period..     $  1.00       $  1.00     $  1.00     $  1.00      $  1.00       $  1.00       $  1.00
                                           -------       -------     -------     -------      -------       -------       -------
   Net investment income (A)..........           -          0.01        0.04        0.06         0.01          0.04          0.05
   Less dividends from net
     investment income................           -         (0.01)      (0.04)      (0.06)       (0.01)        (0.04)        (0.05)
                                           -------       -------     -------     -------      -------       -------       -------
Net asset value, end of period........     $  1.00       $  1.00     $  1.00     $  1.00      $  1.00       $  1.00       $  1.00
                                           =======       =======     =======     =======      =======       =======       =======
Total return..........................        0.25%(C)      1.06%       3.72%       5.93%        0.87%(C)      4.50%         5.13%
                                           =======       =======     =======     =======      =======       =======       =======
Ratios and supplemental data:
   Net assets, end of period
     (in thousands)...................     $13,746       $19,636     $17,798     $18,400      $29,407       $34,059       $33,713
   Ratios to average net assets
     (annualized) (A):
        Expenses......................        0.84%         0.79%       0.62%       0.62%        0.62%         0.62%         0.62%
        Net investment income.........        0.49%         1.06%       3.66%       5.72%        5.17%         4.41%         5.02%
        Decrease reflected in
           above expense ratio
           due to absorption of
           expenses by the Manager....           -          0.01%       0.08%       0.26%        0.16%         0.10%         0.04%

--------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) The Platinum Class of the U.S. Government Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C)     Not annualized.

--------------------------------------------------------------------------------

================================================================================

                    PLATINUM CLASS (B)
--------------------------------------------------------------
 SIX MONTHS                                        TWO MONTHS
   ENDED            YEAR ENDED DECEMBER 31,          ENDED
  JUNE 30,     --------------------------------   DECEMBER 31,
    2003         2002        2001        2000         1999
-----------    --------    --------    --------   ------------
(UNAUDITED)
 $ 1.00         $ 1.00     $  1.00     $  1.00       $ 1.00
 ------         ------     -------     -------       ------
      -           0.01        0.03        0.05         0.01

      -          (0.01)      (0.03)      (0.05)       (0.01)
 ------         ------     -------     -------       ------
 $ 1.00         $ 1.00     $  1.00     $  1.00       $ 1.00
 ======         ======     =======     =======       ======
   0.06%(C)       0.69%       3.22%       5.47%        0.80%(C)
 ======         ======     =======     =======       ======


 $6,007         $7,405     $16,903     $12,350       $    1


   1.20%          1.15%       1.10%       1.10%        1.10%
   0.13%          0.74%       3.11%       5.55%        4.69%



   0.08%          0.06%       0.08%       0.14%        0.20%

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                               MILEAGE CLASS
                                         -----------------------------------------------------------------------------------------
                                          SIX MONTHS                                        TWO MONTHS
                                            ENDED            YEAR ENDED DECEMBER 31,          ENDED        YEAR ENDED OCTOBER 31,
                                           JUNE 30,     --------------------------------   DECEMBER 31,   ------------------------
                                             2003         2002        2001        2000         1999          1999          1998
                                         -----------    --------    --------    --------   ------------   ----------    ----------
                                         (UNAUDITED)
Net asset value, beginning of period..     $  1.00       $  1.00     $  1.00     $  1.00      $  1.00       $  1.00       $  1.00
                                           -------       -------     -------     -------      -------       -------       -------
   Net investment income (A)..........           -          0.01        0.02        0.04         0.01          0.03          0.03
   Less dividends from net
     investment income................           -         (0.01)      (0.02)      (0.04)       (0.01)        (0.03)        (0.03)
                                           -------       -------     -------     -------      -------       -------       -------
Net asset value, end of period........     $  1.00       $  1.00     $  1.00     $  1.00      $  1.00       $  1.00       $  1.00
                                           =======       =======     =======     =======      =======       =======       =======
Total return..........................        0.34%(C)      0.77%       2.17%       3.63%        0.55%(C)      2.69%         3.16%
                                           =======       =======     =======     =======      =======       =======       =======
Ratios and supplemental data:
   Net assets, end of period
     (in thousands)...................     $23,945       $24,911     $25,792     $28,971      $28,693       $28,338       $24,742
   Ratios to average net assets
     (annualized) (A):
        Expenses......................        0.59%         0.74%       0.65%       0.61%        0.57%         0.64%         0.65%
        Net investment income.........        0.68%         0.77%       2.15%       3.58%        3.27%         2.64%         3.12%
        Decrease reflected in
           above expense ratio
           due to absorption of
           expenses by the Manager....           -          0.05%       0.13%       0.01%           -          0.08%         0.18%

--------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) The Platinum Class of the Municipal Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class Shares.

(C)     Not annualized.

--------------------------------------------------------------------------------

================================================================================

                      PLATINUM CLASS (B)
--------------------------------------------------------------
 SIX MONTHS                                        TWO MONTHS
   ENDED            YEAR ENDED DECEMBER 31,          ENDED
  JUNE 30,     --------------------------------   DECEMBER 31,
    2003         2002        2001        2000         1999
-----------    --------    --------    --------   ------------
(UNAUDITED)
  $ 1.00        $ 1.00      $ 1.00      $ 1.00       $ 1.00
  ------        ------      ------      ------       ------
       -             -        0.02        0.03         0.01

       -             -       (0.02)      (0.03)       (0.01)
  ------        ------      ------      ------       ------
  $ 1.00        $ 1.00      $ 1.00      $ 1.00       $ 1.00
  ======        ======      ======      ======       ======
    0.05%(C)      0.35%       1.72%       3.05%        0.45%(C)
  ======        ======      ======      ======       ======


  $7,333        $7,517      $8,464      $7,889       $    1


    1.17%         1.16%       1.10%       1.10%        1.10%
    0.10%         0.34%       1.72%       3.29%        2.74%



    0.02%         0.07%       0.13%       0.06%        0.17%

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2003 (Unaudited)
================================================================================

                                                                                     PAR
                                                                                    AMOUNT             VALUE
                                                                                 ------------       -----------
                                                                                     (DOLLARS IN THOUSANDS)
TIME DEPOSITS - 10.10%
Den Danske Bank, 1.31%, Due 7/1/2003 ......................................       $  200,000         $  200,000
Societe Generale, 1.31%, Due 7/1/2003 .....................................          225,000            225,000
                                                                                                     ----------
     TOTAL TIME DEPOSITS ..................................................                             425,000
                                                                                                     ----------
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES (NOTE E) - 34.13%
Bank One, NA,
  1.45%, Due 8/21/2003 ....................................................           25,000             25,007
  1.30%, Due 9/15/2003 ....................................................           75,000             75,034
  1.17%, Due 9/17/2003 ....................................................          213,000            213,061
Bank of New York, 1.36%, Due 10/20/2003 ...................................          100,000            100,024
Branch Banking & Trust Company, 1.22%, Due 2/10/2004 ......................          150,000            149,991
Canadian Imperial Bank of Commerce, 1.12%, Due 3/12/2004 ..................          100,000             99,996
FCC National Bank, 1.44%, Due 2/10/2004 ...................................           47,000             47,058
First Tennessee Bank, NA, 1.36%, Due 7/21/2004 ............................           50,000             50,052
First Union National Bank,
  1.46%, Due 6/3/2004 .....................................................           96,500             96,698
  1.29%, Due 6/16/2004 ....................................................            5,000              5,010
National City Bank,
  1.31%, Due 11/14/2003 ...................................................           35,000             35,007
  1.19%, Due 12/9/2003 ....................................................          200,000            199,991
Southtrust Bank, NA,
  1.16%, Due 3/19/2004 ....................................................           50,000             50,045
  1.36%, Due 5/24/2004 ....................................................           82,000             82,077
  1.11%, Due 6/21/2004 ....................................................           21,500             21,521
Suntrust Bank, NA,
  1.37%, Due 9/5/2003 .....................................................           11,100             11,103
  1.39%, Due 4/12/2004 ....................................................          125,000            125,157
US Bank, NA, 1.35%, Due 10/29/2003 ........................................           50,000             50,013
                                                                                                     ----------
     TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES ...........                           1,436,845
                                                                                                     ----------
PROMISSORY NOTES - 4.75%
Goldman Sachs Group, LP, 1.25%, Due 9/26/2003 .............................          200,000            200,000
                                                                                                     ----------
     TOTAL PROMISSORY NOTES ...............................................                             200,000
                                                                                                     ----------
VARIABLE RATE FUNDING AGREEMENTS (NOTES A AND E) - 13.78%
General Electric Capital Assurance Company, 1.35%, Due 12/2/2003 ..........          250,000            250,000
Metropolitan Life Insurance Company,
  1.39%, Due 7/18/2003 ....................................................          135,000            135,000
  1.36%, Due 11/21/2003 ...................................................          195,000            195,000
                                                                                                     ----------
     TOTAL VARIABLE RATE FUNDING AGREEMENTS ...............................                             580,000
                                                                                                     ----------
ASSET-BACKED COMMERCIAL PAPER, 144A (NOTES C AND D) - 5.93%
Jupiter Asset Securitization Corporation, 1.07%, Due 8/11/2003 ............           50,000             49,941
Tulip Funding Corporation, 1.07%, Due 8/1/2003 ............................          200,000            199,822
                                                                                                     ----------
     TOTAL ASSET-BACKED COMMERCIAL PAPER ..................................                             249,763
                                                                                                     ----------
VARIABLE RATE MEDIUM-TERM NOTES (NOTE E) - 17.56%
American Honda Finance Corporation, 144A (Note C),
  1.25%, Due 11/26/2003 ...................................................           50,000             49,996
  1.48%, Due 12/5/2003 ....................................................           15,000             15,015
  1.35%, Due 6/11/2004 ....................................................           15,000             15,027
Bank of America Corporation,
  1.55%, Due 5/3/2004 .....................................................            5,000              5,012
  1.38%, Due 7/2/2004 .....................................................           35,000             35,041
Citigroup, Incorporated, 1.42%, Due 7/26/2004 .............................           60,000             60,107
Donaldson, Lufkin & Jenrette, 1.85%, Due 7/18/2003 ........................           13,200             13,203
General Electric Capital Corporation, 1.17%, Due 7/17/2004 ................          180,000            180,000

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
June 30, 2003 (Unaudited)
================================================================================

                                                                                     PAR
                                                                                    AMOUNT             VALUE
                                                                                 ------------       -----------
                                                                                     (DOLLARS IN THOUSANDS)
Merrill Lynch & Company, Incorporated,
  1.46%, Due 1/14/2004 ....................................................      $    50,000         $   50,044
  1.60%, Due 1/26/2004 ....................................................          100,000            100,160
Salomon Smith Barney Holdings,
  1.60%, Due 7/24/2003 ....................................................           17,000             17,003
  1.49%, Due 10/10/2003 ...................................................           20,000             20,013
  1.20%, Due 12/19/2003 ...................................................           35,000             35,027
  1.45%, Due 1/28/2004 ....................................................           10,000             10,010
SLM Corporation, 1.47%, Due 7/26/2004 .....................................           37,000             37,073
US Bancorp, 1.41%, Due 9/15/2003 ..........................................           11,500             11,507
USA Education, Incorporated, 1.40%, Due 6/16/2004 .........................           24,000             24,066
Wells Fargo Financial, Incorporated, 1.14%, Due 3/26/2004 .................           61,000             61,040
                                                                                                     ----------
     TOTAL VARIABLE RATE MEDIUM-TERM NOTES ................................                             739,344
                                                                                                     ----------
REPURCHASE AGREEMENTS (NOTE B) - 19.82%
Banc of America Securities, LLC, 1.25%, Due 7/1/2003 ......................          300,000            300,000
Goldman Sachs, 1.25%, Due 7/1/2003 ........................................          300,000            300,000
UBS Securities, LLC, 1.22%, Due 7/1/2003 ..................................          234,350            234,350
                                                                                                     ----------
     TOTAL REPURCHASE AGREEMENTS ..........................................                             834,350
                                                                                                     ----------
TOTAL INVESTMENTS - 106.07% (COST $4,465,302) .............................                           4,465,302
                                                                                                     ----------
LIABILITIES, NET OF OTHER ASSETS - (6.07%) ................................                            (255,450)
                                                                                                     ----------
TOTAL NET ASSETS - 100% ...................................................                          $4,209,852
                                                                                                     ==========

--------------

Based on the cost of investments of $4,465,302 for federal income tax purposes at June 30, 2003, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.
(B) Collateral held at Bank of New York for Banc of America Securities, LLC, 6.00%, Due 3/1/2033, Total Value - $306,000,000; and Goldman Sachs,
     3.83%-7.00%, Due 8/1/2014-6/1/2033, Total Value - $306,000,000; and at JP
     Morgan Chase Bank for UBS Securities, LLC, 4.50%-8.00%, Due 10/1/2010-5/1/2033, Total Value - $239,040,414.
(C)  Security exempt from registration under Rule 144A of the Securities
     Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $329,801 or 7.83% of net assets.
(D)  Rates represent discount rate at time of purchase.
(E) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

ABBREVIATIONS:
LLC - Limited Liability Company
LP - Limited Partnership
NA - National Association

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2003 (Unaudited)
================================================================================

                                                                                     PAR
                                                                                    AMOUNT             VALUE
                                                                                 ------------       -----------
                                                                                     (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTES A AND B) - 47.15%
Banc of America Securities, LLC, 1.25%, Due 7/1/2003 ......................      $    50,000         $   50,000
Goldman Sachs, 1.25%, Due 7/1/2003 ........................................           50,000             50,000
UBS Securities, LLC, 1.22%, Due 7/1/2003 ..................................           15,617             15,617
                                                                                                     ----------
     TOTAL REPURCHASE AGREEMENTS ..........................................                             115,617
                                                                                                     ----------
U.S. GOVERNMENT AGENCY INSTRUMENTS - 43.79%
Federal Farm Credit Bank,
  Discount Note, 0.95%, Due 7/17/2003 .....................................            5,000              5,000
Federal Home Loan Bank,
  Discount Note, 1.34%, Due 7/17/2003 (Note C) ............................            2,100              2,099
  Discount Note, 1.23%, Due 11/14/2003 (Note C) ...........................            5,000              4,977
  Note 4.857%, 1.255%, Due 4/16/2004 ......................................            4,000              4,113
  Floating Rate Note, 1.151%, Due 8/11/2004 (Note D) ......................            5,000              4,998
Federal Home Loan Mortgage Corporation, (Note C)
  Discount Note, 1.76%, Due 7/17/2003 .....................................           10,000              9,992
  Discount Note, 1.23%, Due 11/6/2003 .....................................            2,525              2,514
  Discount Note, 1.24%, Due 12/15/2003 ....................................            4,765              4,737
Federal National Mortgage Association,
  Discount Note, 0.97%, Due 7/7/2003 (Note C) .............................           20,000             19,997
  Discount Note, 1.24%, Due 8/20/2003 (Note C) ............................           10,000              9,983
  Discount Note, 1.67%, Due 8/22/2003 (Note C) ............................           15,000             14,964
  Discount Note, 1.24%, Due 8/27/2003 (Note C) ............................            1,195              1,193
  Discount Note, 1.24%, Due 9/30/2003 (Note C) ............................            5,000              4,984
  Discount Note, 1.23%, Due 11/14/2003 (Note C) ...........................            4,005              3,986
  Discount Note, 1.23%, Due 1/29/2004 (Note C) ............................            1,000                993
  Discount Note, 1.25%, Due 1/29/2004 (Note C) ............................            2,650              2,630
  Note 5.125%, 1.28%, Due 2/13/2004 .......................................            5,000              5,116
  Note 5.125%, 1.33%, Due 2/13/2004 .......................................            5,000              5,117
                                                                                                     ----------
     TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS .............................                             107,393
                                                                                                     ----------
                                                                                    SHARES
                                                                                 -----------
SHORT-TERM INVESTMENTS - 8.97%
AIM Government Money Market Fund ..........................................       11,000,000             11,000
One Group Institutional Money Market Fund .................................       11,000,000             11,000
                                                                                                     ----------
     TOTAL SHORT-TERM INVESTMENTS .........................................                              22,000
                                                                                                     ----------
TOTAL INVESTMENTS - 99.91% (COST $245,010) ................................                             245,010
                                                                                                     ----------
OTHER ASSETS, NET OF LIABILITIES - 0.09% ..................................                                 216
                                                                                                     ----------
TOTAL NET ASSETS - 100% ...................................................                          $  245,226
                                                                                                     ==========

--------------

Based on the cost of investments of $245,010 for federal income tax purposes at June 30, 2003, there was no unrealized appreciation or depreciation of investments.

(A) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at a tri-party bank. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.
(B) Collateral held at Bank of New York for Banc of America Securities, LLC, 6.00%, Due 3/1/2033, Total Value - $51,000,000; and Goldman Sachs, 5.50%,
     Due 11/1/2017, Total Value - $51,000,000; and at JP Morgan Chase Bank for UBS Securities, LLC, 6.50%, Due 7/1/2032, Total Value - $15,852,742.
(C)  Rates represent discount rate.
(D) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

ABBREVIATIONS:
LLC - Limited Liability Company

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2003 (Unaudited)
================================================================================

                                                                                     PAR
                                                                                    AMOUNT             VALUE
                                                                                 ------------       -----------
                                                                                     (DOLLARS IN THOUSANDS)
MUNICIPAL OBLIGATIONS - 92.71%
COMMERCIAL PAPER (NOTE A) - 3.61%
Sarasota County Public Hospital District, Variable Rate Demand Hospital
  Revenue Bonds, Series A (Sarasota Memorial Hospital Project), 1.10%,
  Due 8/14/2003, LOC Suntrust Bank .........................................      $    1,500         $    1,500
                                                                                                     ----------
     TOTAL COMMERCIAL PAPER ................................................                              1,500
                                                                                                     ----------
TAX AND REVENUE ANTICIPATION NOTES (NOTE A) - 14.49%
State of Texas Tax and Revenue Anticipation Notes, 2.75%, Due 8/29/2003 ....           6,000              6,012
                                                                                                     ----------
     TOTAL TAX AND REVENUE ANTICIPATION NOTES ..............................                              6,012
                                                                                                     ----------
DEMAND OBLIGATIONS (NOTE A) - 74.61%
FIXED RATE - 3.38%
School District of Palm Beach County, Florida, General Obligation
  Refunding Bonds, Fixed Rate, Series 2002A, 3.50%,
  Due 8/1/2003, Bond Insurance - FGIC .....................................            1,400              1,402
                                                                                                     ----------
     TOTAL FIXED RATE .....................................................                               1,402
                                                                                                     ----------
VARIABLE RATE - 71.23%

COLORADO - 7.95%

Moffat County, Colorado Pollution Control Revenue Bonds, Series
  1984 (Ute Electric Company Project), Bond Insurance - Ambac Assurance
  Corporation, 1.25%, Due 7/1/2010, SPA Societe Generale ..................            3,300              3,300
                                                                                                     ----------
     TOTAL COLORADO .......................................................                               3,300
                                                                                                     ----------

FLORIDA - 7.71%

Alachua County, Florida Housing Financial Authority, Multifamily
  Housing Revenue Bonds, Series 2001 (University Cove Apartment
  Project), 1.00%, Due 6/15/2034, LOC Southtrust Bank, NA .................            1,835              1,835
Florida Housing Finance Corporation, Multifamily Mortgage Revenue
  Bonds, Series 2002 L-1 (Bridgewater Club Apartments Project), 1.03%,
  Due 6/1/2034, LOC Suntrust Bank .........................................            1,365              1,365
                                                                                                     ----------
     TOTAL FLORIDA ........................................................                               3,200
                                                                                                     ----------

ILLINOIS - 2.58%

Solid Waste Disposal Facility Revenue Bonds for the County of Lake,
  Illinois, Series 1996 (Countryside Landfill Inc. Project), 1.15%,
  Due 4/1/2021, LOC JP Morgan Chase Bank ..................................            1,070              1,070
                                                                                                     ----------
     TOTAL ILLINOIS .......................................................                               1,070
                                                                                                     ----------

INDIANA - 4.84%

Fort Wayne, Indiana Industrial Economic Development Revenue Bonds,
  Series 1989 (ND-Tech Corporation Project), 1.10%, Due 7/1/2009,
  LOC Societe Generale ....................................................            1,000              1,000
City of Garrett, Indiana, Variable Rate Economic Development Revenue
  Bonds, Series 1991 (Group Dekko Int'l Project), 1.05%,
  Due 12/1/2011, LOC Bank One .............................................            1,010              1,010
                                                                                                     ----------
     TOTAL INDIANA ........................................................                               2,010
                                                                                                     ----------

LOUISIANA - 3.83%

Calcasieu Parish Public Trust Authority, Waste Disposal Revenue
  Bonds, Series 1997 (WPT Corporation Project), 1.05%,
  Due 12/1/2027, LOC JP Morgan Chase Bank .................................            1,589              1,589
                                                                                                     ----------
     TOTAL LOUISIANA ......................................................                               1,589
                                                                                                     ----------

NEVADA - 4.82%

Clark County, Nevada Highway Revenue (Motor Vehicle Tax) Commercial
  Paper Notes, Series B, 1.00%, Due 11/1/2031, LOC Toronto Dominion .......            2,000              2,000
                                                                                                     ----------
     TOTAL NEVADA .........................................................                               2,000
                                                                                                     ----------

OHIO - 4.10%

Ohio Water Development Authority, Environmental Improvement Revenue
  Bonds, Series 2000B (Waste Management, Incorporated, Project), 1.20%,
  Due 7/1/2020, LOC Fleet National Bank ...................................            1,700              1,700
                                                                                                     ----------
     TOTAL OHIO ...........................................................                               1,700
                                                                                                     ----------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
June 30, 2003 (Unaudited)
================================================================================

                                                                                     PAR
                                                                                    AMOUNT             VALUE
                                                                                 ------------       -----------
                                                                                     (DOLLARS IN THOUSANDS)
OKLAHOMA - 6.02%

Claremore Industrial and Redevelopment Authority, Development
  Revenue Bonds, Series 2001 (Whirlwind Steel Buildings, Inc.
  Project), 1.15%, Due 9/1/2019, LOC JP Morgan Chase Bank .................       $    2,500         $    2,500
                                                                                                     ----------
      TOTAL OKLAHOMA ......................................................                               2,500
                                                                                                     ----------
PENNSYLVANIA - 5.99%

Berks County Industrial Development Authority Manufacturing Facilities
  Revenue Bonds, Series 1995 (Grafika Commerial Printing Inc.), 1.15%,
  Due 9/1/2010, LOC First Union National Bank .............................            1,485              1,485
Chartiers Valley, Pennsylvania Industrial and Commercial Development
  Authority Commercial Development Bonds (William Penn Plaza
  Project), 1.20%, Due 12/1/2016, LOC PNC Bank, NA ........................            1,000              1,000
                                                                                                     ----------
      TOTAL PENNSYLVANIA ..................................................                               2,485
                                                                                                     ----------
SOUTH CAROLINA - 4.10%

South Carolina JOBS Economic Development Authority Revenue Bonds,
  Series 1998 (Klockner Namasco Corporation Project), 1.10%,
  Due 4/1/2008, LOC Bayeriche Landesbank ..................................            1,700              1,700
                                                                                                     ----------
      TOTAL SOUTH CAROLINA ................................................                               1,700
                                                                                                     ----------
TEXAS - 13.06%

Brazos Harbor Industrial Development Corporation Solid Waste Disposal
  Revenue Bonds, Series 2002 (Republic Waste Services of Texas, Ltd.
  Project), 1.10%, Due 12/1/2024, LOC Bank of America Corporation .........            2,500              2,500
Gulf Coast Waste Disposal Authority (Texas), Enviromental Facilities
  Revenue Bonds, Series 2002 (Waste Corporation of Texas, L.P.
  Project), 1.15%, Due 9/1/2022, LOC - Wells Fargo Texas ..................            2,920              2,920
                                                                                                     ----------
      TOTAL TEXAS .........................................................                               5,420
                                                                                                     ----------
WASHINGTON - 6.23%

Pierce County, Washington Economic Development Corporation Dock & Wharf
  Facilities Revenue Bonds, Series 1995 (SCS Industries Project), 1.10%,
  Due 7/1/2030, LOC Bank of Nova Scotia ...................................            2,585              2,585
                                                                                                     ----------
      TOTAL WASHINGTON ....................................................                               2,585
                                                                                                     ----------
      TOTAL VARIABLE RATE .................................................                              29,559
                                                                                                     ----------
      TOTAL DEMAND OBLIGATIONS ............................................                              30,961
                                                                                                     ----------
      TOTAL MUNICIPAL OBLIGATIONS .........................................                              38,473
                                                                                                     ----------
                                                                                    SHARES
                                                                                  ----------

SHORT-TERM INVESTMENTS - 6.79%
Dreyfus Municipal Cash Management Plus ....................................               76                  -
Federated Municipal Obligations Fund ......................................        1,935,707              1,936
Provident Muni Cash Fund ..................................................          877,644                878
                                                                                                     ----------
          TOTAL OTHER INVESTMENTS .........................................                               2,814
                                                                                                     ----------
TOTAL INVESTMENTS - 99.50% (COST $41,287) .................................                              41,287
                                                                                                     ----------
OTHER ASSETS, NET OF LIABILITIES - 0.50% ..................................                                 207
                                                                                                     ----------
TOTAL NET ASSETS - 100% ...................................................                          $   41,494
                                                                                                     ==========

--------------

Based on the cost of investments of $41,287 for federal income tax purposes at June 30, 2003, there was no unrealized appreciation or depreciation of investments.

(A)  Rates represent yield to maturity or yield to next reset date.

ABBREVIATIONS:
FGIC - Financial Guaranty Insurance Company
LOC - Letter of Credit
SPA - Support Agreement
NA - National Association

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)
================================================================================

                                                                                        U.S. GOVERNMENT       MUNICIPAL
                                                                       MONEY MARKET       MONEY MARKET      MONEY MARKET
                                                                       ------------     ---------------     ------------
                                                                                (IN THOUSANDS, EXCEPT SHARE AND
                                                                                       PER SHARE AMOUNTS)
ASSETS:
  Investments in securities at value (cost - $3,630,952;
    $129,393, $41,287, respectively) .............................      $ 3,630,952       $   129,393         $  41,287
  Repurchase agreements (cost - $834,350; $115,617; $0,
    respectively) ................................................          834,350           115,617                 -
  Cash ...........................................................               19                 -                 -
  Dividends and interest receivable ..............................            4,685               246               215
                                                                        -----------       -----------         ---------
     TOTAL ASSETS ................................................        4,470,006           245,256            41,502
                                                                        -----------       -----------         ---------

LIABILITIES:
  Payable for investments purchased ..............................          259,789                 -                 -
  Management and investment advisory fees payable (Note 2) .......              274                19                 4
  Other liabilities ..............................................               91                11                 4
                                                                        -----------       -----------         ---------
     TOTAL LIABILITIES ...........................................          260,154                30                 8
                                                                        -----------       -----------         ---------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS .........      $ 4,209,852       $   245,226         $  41,494
                                                                        ===========       ===========         =========

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2003 (Unaudited)
================================================================================

                                                                                        U.S. GOVERNMENT       MUNICIPAL
                                                                       MONEY MARKET       MONEY MARKET      MONEY MARKET
                                                                       ------------     ---------------     ------------
                                                                                         (IN THOUSANDS)
INVESTMENT INCOME:
  Interest income ................................................      $    32,850       $     2,260         $     330
                                                                        -----------       -----------         ---------
     TOTAL INVESTMENT INCOME. ....................................           32,850             2,260               330
                                                                        -----------       -----------         ---------

EXPENSES:
  Management and investment advisory fees (Note 2) ...............            2,418               170                26
  Custodian fees .................................................              140                19                 5
  Professional fees ..............................................               65                 3                 1
  Other expenses .................................................               95                18                 1
                                                                        -----------       -----------         ---------
     TOTAL EXPENSES ..............................................            2,718               210                33
                                                                        -----------       -----------         ---------
NET INVESTMENT INCOME ............................................           30,132             2,050               297
                                                                        -----------       -----------         ---------
REALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments ...............................               28                 3                 -
                                                                        -----------       -----------         ---------
     NET GAIN ON INVESTMENTS .....................................               28                 3                 -
                                                                        -----------       -----------         ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............      $    30,160       $     2,053         $     297
                                                                        ===========       ===========         =========

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                                  U.S. GOVERNMENT
                                                                 MONEY MARKET                       MONEY MARKET
                                                       -------------------------------    -------------------------------
                                                        SIX MONTHS                         SIX MONTHS
                                                           ENDED                              ENDED
                                                          JUNE 30,        YEAR ENDED         JUNE 30,        YEAR ENDED
                                                            2003         DECEMBER 31,          2003         DECEMBER 31,
                                                        (UNAUDITED)         2002           (UNAUDITED)          2002
                                                       -------------    --------------    -------------    --------------
                                                                                 (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income ..........................     $     30,132     $     165,857      $     2,050      $      6,840
  Net realized gain on investments ...............               28                 6                3                34
                                                       ------------     -------------      -----------      ------------
     TOTAL INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS ...........................           30,160           165,863            2,053             6,874
                                                       ------------     -------------      -----------      ------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
  Contributions ..................................       26,940,823       106,944,248          618,081         2,200,353
  Withdrawals ....................................      (29,996,802)     (108,139,347)        (845,545)       (2,032,412)
                                                       ------------     -------------      -----------      ------------

     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM TRANSACTIONS IN
       INVESTORS' BENEFICIAL INTERESTS ...........       (3,055,979)       (1,195,099)        (227,464)          167,941
                                                       ------------     -------------      -----------      ------------
     NET INCREASE (DECREASE) IN NET ASSETS .......       (3,025,819)       (1,029,236)        (225,411)          174,815
                                                       ------------     -------------      -----------      ------------

NET ASSETS:
  Beginning of period ............................        7,235,671         8,264,907          470,637           295,822
                                                       ------------     -------------      -----------      ------------
  END OF PERIOD ..................................     $  4,209,852     $   7,235,671      $   245,226      $    470,637
                                                       ============     =============      ===========      ============

           MUNICIPAL
         MONEY MARKET
------------------------------
 SIX MONTHS
    ENDED
  JUNE 30,         YEAR ENDED
    2003          DECEMBER 31,
 (UNAUDITED)          2002
-------------    --------------


$       297       $      1,656
          -                  -
-----------       ------------


        297              1,656
-----------       ------------


     44,127            204,033
   (115,040)          (191,801)
-----------       ------------



    (70,913)            12,232
-----------       ------------
    (70,616)            13,888
-----------       ------------


    112,110             98,222
-----------       ------------
$    41,494       $    112,110
===========       ============

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
FINANCIAL HIGHLIGHTS
================================================================================

                                                                                MONEY MARKET
                                         ------------------------------------------------------------------------------------------
                                          SIX MONTHS                                         TWO MONTHS
                                            ENDED            YEAR ENDED DECEMBER 31,           ENDED        YEAR ENDED OCTOBER 31,
                                           JUNE 30,     --------------------------------    DECEMBER 31,   ------------------------
                                             2003         2002        2001        2000          1999          1999          1998
                                         -----------    --------    --------    --------    ------------   ----------    ----------
                                         (UNAUDITED)
Total Return..........................     0.61%(A)       1.81%       4.30%        N/A           N/A           N/A           N/A
Ratios to average net assets
  (annualized):
   Expenses...........................     0.11%          0.11%       0.11%       0.11%         0.11%         0.11%         0.16%
   Net investment income..............     1.26%          1.81%       3.95%       6.40%         5.77%         5.11%         5.56%

--------------
(A)     Not annualized.

--------------------------------------------------------------------------------

================================================================================

                         U.S. GOVERNMENT MONEY MARKET
------------------------------------------------------------------------------------
 SIX MONTHS                                   TWO MONTHS
   ENDED        YEAR ENDED DECEMBER 31,         ENDED        YEAR ENDED OCTOBER 31,
  JUNE 30,     --------------------------    DECEMBER 31,   ------------------------
    2003        2002      2001      2000         1999          1999          1998
-----------    ------    ------    ------    ------------   ----------    ----------
(UNAUDITED)
  0.60%(A)      1.74%     4.24%      N/A         N/A           N/A          N/A


  0.12%         0.12%     0.11%     0.13%       0.12%         0.12%        0.17%
  1.21%         1.71%     3.99%     6.27%       5.67%         4.89%        5.45%

                             MUNCIPAL MONEY MARKET
------------------------------------------------------------------------------------
 SIX MONTHS                                   TWO MONTHS
   ENDED        YEAR ENDED DECEMBER 31,         ENDED        YEAR ENDED OCTOBER 31,
  JUNE 30,     --------------------------    DECEMBER 31,   ------------------------
    2003        2002      2001      2000         1999          1999          1998
-----------    ------    ------    ------    ------------   ----------    ----------
(UNAUDITED)
  0.57%(A)      1.39%     2.71%      N/A         N/A           N/A           N/A


  0.13%         0.12%     0.13%     0.13%       0.14%         0.15%         0.19%
  1.14%         1.39%     2.71%     4.05%       3.69%         3.13%         3.55%

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, AMR Investment Services U.S. Government Money Market Portfolio and AMR Investment Services Municipal Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

   Security Valuation

     Securities of the Portfolios are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

   Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

   Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
June 30, 2003 (Unaudited)
================================================================================

   Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2.   TRANSACTIONS WITH AFFILIATES

   Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios 0.10% of the average daily net assets of each of the Portfolios.

   Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended. For the six months ended June 30, 2003, the cost of air transportation was not material to any of the Funds.

--------------------------------------------------------------------------------

                                   [GRAPHIC]

--------------------------------------------------------------------------------

                   [LOGO OF AMERICAN AADVANTAGE MILEAGE FUNDS]
                      AMERICAN AADVANTAGE MILEAGE FUNDS(R)
--------------------------------------------------------------------------------

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report, and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. They will begin sending you individual copies thirty days after receiving your request.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:

       [GRAPHIC OF KEYBOARD]                     [GRAPHIC OF MOUSE]
             BY E-MAIL:                           ON THE INTERNET:

   American_AAdvantage.Funds@aa.com      Visit our website at www.aafunds.com

--------------------------------------------------------------------------------

   [GRAPHIC OF TELEPHONE]                      [GRAPHIC OF MAILBOX]
       BY TELEPHONE:                                 BY MAIL:

Mileage Class(R)   Platinum Class(SM)   Mileage Class(R)      Platinum Class(SM)
----------------   ------------------   ----------------      ------------------
   Call (800)          Call (800)           American               American
    388-3344            967-9009        AAdvantage Funds       AAdvantage Funds
                                        P.O. Box 219643        P.O. Box 619003,
                                        Kansas City, MO             MD 2450
                                           64121-9643           DFW Airport, TX
                                                                   75261-9003

FUND SERVICE PROVIDERS:

CUSTODIAN                       TRANSFER AGENT                       INDEPENDENT AUDITORS     DISTRIBUTOR
STATE STREET BANK AND TRUST     NATIONAL FINANCIAL DATA SERVICES     ERNST & YOUNG LLP        SWS FINANCIAL SERVICES
Boston, Massachusetts           Kansas City, Missouri                Dallas, Texas            Dallas, Texas

This report is prepared for shareholders of the American AAdvantage Mileage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

American Airlines is not responsible for investments made in the American AAdvantage Mileage Funds. American AAdvantage Mileage Funds is a registered service mark of AMR Corporation. Mileage Class is a registered service mark of AMR Investment Services, Inc. Platinum Class, American AAdvantage Money Market Mileage Fund, American AAdvantage U.S. Government Money Market Mileage Fund, and American AAdvantage Municipal Money Market Mileage Fund are service marks of AMR Investment Services, Inc.

--------------------------------------------------------------------------------

                                   [GRAPHIC]

                                                                          527729

ITEM 2. CODE OF ETHICS.
Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the registrant are effective.

     (b) There have been no significant changes in the registrant's internal control over financial reporting during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
     (a)(1) Not Applicable.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (b) The certification required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American AAdvantage Mileage Funds

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 8, 2003


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: September 8, 2003